Subsequent Events (Details) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Feb. 01, 2021 JPY (¥) shares	Dec. 31, 2020 JPY (¥) item ¥ / shares shares	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2020 JPY (¥) item ¥ / shares shares	Dec. 31, 2019 JPY (¥) item ¥ / shares shares	Apr. 28, 2021 item	Mar. 29, 2021 shares	Feb. 01, 2021 $ / shares
Subsequent event
Cash consideration | ¥				¥ 86,916	¥ 23,813
Aggregate net proceeds | ¥		¥ 765,867
Ownership percentage		0.00%		0.00%	0.00%
Number of salons		290		290	283
Common
Subsequent event
Common stock, no par value | ¥ / shares		¥ 0		¥ 0	¥ 0
Common stock, shares authorized | shares		9,999,999		9,999,999	9,999,999
Class A Common
Subsequent event
Common stock, no par value | ¥ / shares		¥ 0		¥ 0	¥ 0
Common stock, shares authorized | shares		1		1	1
Subsequent Event
Subsequent event
Common stock, shares authorized | shares							19,900,000
Subsequent Event | Common
Subsequent event
Common stock, shares authorized | shares							19,899,999
Subsequent Event | Class A Common
Subsequent event
Common stock, shares authorized | shares							1
Subsequent Event | Over-Allotment Option | American Depository Shares
Subsequent event
Issuance of common stock upon initial public offering, net of offering costs (in shares) | shares	60,000
Common stock, no par value | $ / shares								$ 0
Share price | $ / shares								$ 15.00
Aggregate net proceeds | ¥	¥ 87,642
Relaxation Salons
Subsequent event
Number of salons acquired				16	17
Cash consideration | ¥				¥ 86,916	¥ 23,813
Relaxation Salons | Subsequent Event
Subsequent event
Number of salons acquired			18
Cash consideration | ¥			¥ 171,601
SAWAN CO. LTD. (“SAWAN”) | Subsequent Event
Subsequent event
Ownership percentage						100.00%
Directly-operated salons
Subsequent event
Number of salons		150		150	107
Franchise fees
Subsequent event
Number of salons		140		140	176
Franchise fees | Relaxation Salons | Subsequent Event
Subsequent event
Number of salons						5
Franchise fees | SAWAN CO. LTD. (“SAWAN”) | Subsequent Event
Subsequent event
Number of salons						10